Acquisition of Debt Securities Under Section 35 BIS of Financial Institutions Law - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of acquisition of debt securities [line items]
Debt securities measured at amortized cost	$ 115,025
Borrowings Interest Rate	25.98%	25.98%
Debt securities [member]
Disclosure of acquisition of debt securities [line items]
Borrowings Interest Rate	28.00%
Other debt securities [member]
Disclosure of acquisition of debt securities [line items]
Debt securities measured at amortized cost		$ 115,025